Operating Expenses - Schedule of Selling and Distribution Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortisation expense	€ (101,291)	€ (83,413)	€ (81,261)
Selling and distribution expenses	(507,122)	(455,851)	(347,371)
Selling and Distribution Expenses
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortisation expense	(65,170)	(55,374)	(50,996)
Personnel costs	(98,572)	(87,963)	(71,325)
Marketing and selling expenses	(159,237)	(129,478)	(107,208)
Logistic expenses	(149,605)	(89,377)	(51,806)
IT & Consulting	(28,727)	(71,252)	(43,983)
Other	€ (5,811)	€ (22,408)	€ (22,053)